INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
Net operating loss carry-forwards	$ 4,781
Temporary differences relating to reserve and allowances	9,658	$ 1,796
Intangible assets	(6,715)
Total net deferred tax asset before valuation allowance	7,724	$ 1,796
Valuation allowance	(5,165)
Deferred tax asset, net	$ 2,559	$ 1,796